[LETTERHEAD OF O’MELVENY & MYERS LLP]

November 3, 2004 VIA EDGAR Division of Corporation Finance Securities and Exchange Commission 450 Fifth Street, NW Washington, DC 20549-0306	OUR FILE NUMBER 619,481-44 WRITER’S DIRECT DIAL (415) 984-8833 WRITER’S E-MAIL ADDRESS phealy@omm.com

Re:	New Century Financial Corporation and

New Century TRS Holdings, Inc.

Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of New Century Financial Corporation, a Maryland corporation (“New Century Financial”), and New Century TRS Holdings, Inc., a Delaware Corporation (“New Century TRS” and together with New Century Financial, the “Registrants”), enclosed for filing through EDGAR pursuant to the Securities Act of 1933, as amended, is a joint filing of the Registration Statement on Form S-4 (the “Joint Filing”) by the Registrants.

The purposes of the Joint Filing are to register: (1) the issuance of shares of New Century Financial common stock in exchange for New Century TRS’s 3.50% convertible senior notes due 2008 pursuant to the offer described in the Joint Filing and (2) the resale of such shares.

Courtesy copies of the Joint Filing will be delivered to you by the Registrants’ financial printer, RR Donnelley Financial.

O’MELVENY & MYERS LLP

Securities and Exchange Commission, Division of Corporation Finance, November 3, 2004 — Page 2

Please contact the undersigned at (415) 984-8833 to inform us whether the Registrants may submit an acceleration request with respect to the registration statement on Form S-4.

Thank you.

Very truly yours,

/s/ Peter T. Healy

Peter T. Healy

of O’Melveny & Myers LLP